SCHEDULE OF INVESTMENTS
Thornburg Low Duration Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 5.3%
	United States Treasury Notes,
	1.375% due 3/31/2020 - 8/31/2020	$797,000	$ 796,272
	2.375% due 4/30/2020	588,000	589,427
	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2022	317,433	316,941
	Total U.S. Treasury Securities (Cost $1,698,746)		1,702,640
	U.S. Government Agencies — 3.4%
[a]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	367,740	366,213
	Export Leasing (2009), LLC (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	22,593	22,614
[a]	MSN 41079 and 41084 Ltd. (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	380,246	378,675
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a]	1.70% due 12/20/2022	30,000	29,870
[a,b]	2.351% (LIBOR 3 Month + 0.35%) due 4/15/2025	55,000	55,162
[a]	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States), 1.87% due 1/15/2026	153,947	153,603
[a,b]	Washington Aircraft 2 Co. Ltd. (Guaranty: Export-Import Bank of the United States), 2.377% (LIBOR 3 Month + 0.43%) due 6/26/2024	100,913	100,987
	Total U.S. Government Agencies (Cost $1,089,498)		1,107,124
	Mortgage Backed — 13.9%
	Angel Oak Mortgage Trust, LLC, Whole Loan Securities Trust CMO,
[c,d]	Series 2017-1 Class A2, 3.085% due 1/25/2047	12,548	12,525
[c,d]	Series 2017-1 Class A3, 3.644% due 1/25/2047	24,092	24,103
[c,d]	Series 2017-3 Class A1, 2.708% due 11/25/2047	13,463	13,436
[c,d]	Series 2018-1 Class A1, 3.258% due 4/27/2048	32,061	32,121
[c,d]	Series 2018-2 Class A1, 3.674% due 7/27/2048	56,613	56,956
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2018-1 Class A1, 3.763% due 4/25/2048	66,188	66,782
[c,d]	Series 2019-3 Class A1, 2.962% due 10/25/2048	89,257	88,451
[c]	Barclays Commercial Mortgage Securities, LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	54,876	55,139
[c]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	84,796	87,101
	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	38,162	38,103
[c,d]	Credit Suisse Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-HL2 Class A3, 3.50% due 10/25/2047	109,710	111,077
[b,c]	DBUBS Mortgage Trust, Series 2011-LC2A Class A1FL, 3.086% (LIBOR 1 Month + 1.35%) due 7/12/2044	12,193	12,218
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through,
	Pool G15523, 2.50% due 8/1/2025	68,051	68,825
	Series K030 Class A1, 2.779% due 9/25/2022	53,380	53,852
	Series K036 Class A1, 2.777% due 4/25/2023	122,847	124,332
	Series K716 Class A1, 2.413% due 1/25/2021	4,208	4,202
	Series K717 Class A2, 2.991% due 9/25/2021	99,810	100,946
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[e]	Series 2017-3 Class HA, 3.25% due 7/25/2056	58,334	59,747
[e]	Series 2018-1 Class HA, 2.75% due 5/25/2057	40,419	41,098
[d]	Series 2018-2 Class HA, 3.00% due 11/25/2057	167,205	170,070
	Series 2018-3 Class HA, 3.00% due 8/25/2057	85,011	86,493
	Series 2018-4 Class HA, 3.00% due 3/25/2058	268,783	273,126
	Series 2019-1 Class MA, 3.50% due 7/25/2058	44,960	46,270
	Series 2019-2 Class MA, 3.50% due 8/25/2058	138,996	143,402
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	20,015	20,161
	Federal National Mtg Assoc.,
	Pool AL9445, 3.00% due 7/1/2031	89,253	91,940
	Pool AS3705, 2.50% due 11/1/2024	35,968	36,336
	Pool AS7323, 2.50% due 6/1/2031	283,360	287,228
	Pool AS8538, 2.50% due 12/1/2026	165,279	167,174
	Pool FM1126, 3.00% due 3/1/2033	58,393	60,022
	Pool MA3557, 4.00% due 1/1/2029	143,245	149,976
[c,d]	Finance of America Structured Securities Trust, Whole Loan Securities Trust CMO, Series 2018-HB1 Class A, 3.375% due 9/25/2028	35,653	35,649
[c,d]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	64,787	64,798
[c,d]	FWD Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class A1, 2.81% due 6/25/2049	90,938	90,773
[c,e]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2019-NQM2 Class A1, 2.855% due 9/25/2059	94,810	94,313
[c,e]	GCAT, LLC, Whole Loan Securities Trust CMO, Series 2019-NQM1 Class A1, 2.985% due 2/25/2059	84,608	85,058
	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2018-1 Class A1, 3.766% due 6/25/2048	61,877	62,521
[c,d]	Series 2019-1 Class A1, 3.454% due 1/25/2059	74,857	75,517

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2017-2 Class A6, 3.00% due 5/25/2047	$ 31,357	$ 31,470
[c,d]	Series 2017-6 Class A5, 3.50% due 12/25/2048	67,129	68,120
[c,d]	Series 2018-6 Class 1A4, 3.50% due 12/25/2048	90,577	91,360
[c,d]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	264,122	272,163
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2017-2A Class A3, 4.00% due 3/25/2057	226,270	236,386
[b,c]	Series 2017-5A Class A1, 3.292% (LIBOR 1 Month + 1.50%) due 6/25/2057	48,033	48,518
[c,d]	Series 2018-NQM1 Class A1, 3.986% due 11/25/2048	69,108	69,860
[c,d]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	80,161	82,102
[c,d]	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.703% due 9/25/2059	137,642	137,251
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[c,d]	Series 2018-2 Class A1, 3.677% due 6/1/2058	55,292	55,415
[c,d]	Series 2018-3 Class A1, 4.108% due 10/25/2058	186,410	187,598
[c,e]	Series 2019-3 Class A1, 2.784% due 7/25/2059	134,704	135,008
	Total Mortgage Backed (Cost $4,455,516)		4,507,092
	Asset Backed Securities — 29.7%
	Asset-Backed - Finance & Insurance — 12.2%
[c]	Aqua Finance Trust, Series 2019-A Class A, 3.14% due 7/16/2040	93,116	93,366
[c]	Ascentium Equipment Receivables Trust, Series 2018-2A Class A2, 3.27% due 10/12/2021	63,342	63,710
[c]	BCC Funding Corp. XVI, LLC, Series 2019-1A Class A1, 2.30% due 10/20/2020	199,841	200,135
[c]	CCG Receivables Trust, Series 2017-1 Class A2, 1.84% due 11/14/2023	19,511	19,499
	Conn’s Receivables Funding, LLC,
[c]	Series 2019-A Class A, 3.40% due 10/16/2023	36,584	36,739
[c]	Series 2019-B Class A, 2.66% due 6/17/2024	206,965	207,078
[c]	Foundation Finance Trust, Series 2016-1A Class A, 3.96% due 6/15/2035	43,724	44,172
	Freed ABS Trust,
[c]	Series 2019-1 Class-A, 3.42% due 6/18/2026	51,750	51,968
[c]	Series 2019-2 Class A, 2.62% due 11/18/2026	146,289	146,265
[c]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	142,488	142,037
	Lendingpoint Asset Securitization Trust,
[c]	Series 2019-1 Class A, 3.154% due 8/15/2025	72,360	72,490
[c]	Series 2019-2 Class A, 3.071% due 11/10/2025	236,000	236,029
[c]	LL ABS Trust, Series 2019-1A Class A, 2.87% due 3/15/2027	150,000	150,006
[c]	New Residential Advance Receivables Trust Advance Receivables Backed 2019-T4, Series 2019-T4 Class AT4, 2.329% due 10/15/2051	300,000	299,239
[c]	NRZ Advance Receivables Trust , Series 2019-T1 Class AT1, 2.59% due 7/15/2052	150,000	150,243
[c]	Pawnee Equipment Receivables, Series 2019-1 Class A2, 2.29% due 10/15/2024	175,000	174,290
	PFS Financing Corp.,
[c]	Series 2018-F Class A, 3.52% due 10/15/2023	100,000	101,095
[b,c]	Series 2019-B Class A, 2.29% (LIBOR 1 Month + 0.55%) due 9/15/2023	250,000	250,119
[c]	Prosper Marketplace Issuance Trust, Series 2019-2A Class A, 3.20% due 9/15/2025	53,522	53,688
[c]	Regional Management Issuance Trust, Series 2018-1 Class A, 3.83% due 7/15/2027	100,000	100,442
	SCF Equipment Leasing, LLC,
[c]	Series 2019-1A Class A1, 3.04% due 3/20/2023	201,957	202,519
[c]	Series 2019-2A Class A1, 2.22% due 6/20/2024	134,936	134,917
[c]	Small Business Lending Trust, Series 2019-A Class A, 2.85% due 7/15/2026	84,136	84,111
[c]	SpringCastle Funding, Series 2019-AA Class A, 3.20% due 5/27/2036	92,962	93,711
[c]	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes , Series 2019-T1 Class AT1, 2.24% due 10/15/2051	200,000	200,023
[c]	Upgrade Receivables Trust, Series 2018-1A Class A, 3.76% due 11/15/2024	44,960	45,056
	Upstart Securitization Trust,
[c]	Series 2018-2 Class B, 4.445% due 12/22/2025	131,605	132,207
[c]	Series 2019-1 Class B, 4.19% due 4/20/2026	300,000	302,584
[c]	Series 2019-2 Class A, 2.897% due 9/20/2029	167,803	168,311
			3,956,049
	Auto Receivables — 5.6%
[c]	ACC Trust, Series 2019-2 Class A, 2.82% due 2/21/2023	91,360	91,178
[c]	American Credit Acceptance Receivables Trust, Series 2018-3 Class B, 3.49% due 6/13/2022	95,637	95,793
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1 Class A, 2.99% due 7/15/2024	107,294	107,156
[c]	Avid Automobile Receivables Trust, Series 2019-1 Class A, 2.62% due 2/15/2024	140,182	140,190
	CarNow Auto Receivables Trust,
[c]	Series 2017-1A Class B, 4.35% due 9/15/2022	100,000	100,600
[c]	Series 2019-1A Class A, 2.72% due 11/15/2022	74,736	74,849

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[c]	CIG Auto Receivables Trust, Series 2017-1A Class A, 2.71% due 5/15/2023	$296,132	$ 296,466
[c]	CPS Auto Receivables Trust, Series 2019-A Class B, 3.58% due 12/16/2024	100,000	101,037
	Foursight Capital Automobile Receivables Trust,
[c]	Series 2016-1 Class A2, 2.87% due 10/15/2021	4,026	4,027
[c]	Series 2017-1 Class B, 3.05% due 12/15/2022	100,000	100,472
[c]	Series 2019-1 Class A2, 2.58% due 3/15/2023	96,311	96,442
[c]	GLS Auto Receivables Issuer Trust, Series 2019-4A Class A, 2.47% due 11/15/2023	57,903	57,910
	GLS Auto Receivables Trust,
[c]	Series 2018-2A Class A, 3.25% due 4/18/2022	9,393	9,411
[c]	Series 2018-3A Class A, 3.35% due 8/15/2022	33,210	33,343
[c]	Series 2019-1A Class A, 3.37% due 1/17/2023	26,154	26,305
[a,c]	OSCAR US Funding Trust, Series 2018-1A Class A3, 3.23% due 5/10/2022	180,000	181,470
[a,c]	Oscar US Funding XI, LLC, Series 2019-2A Class A3, 2.59% due 9/11/2023	100,000	100,534
[c]	U.S. Auto Funding, LLC, Series 2019-1A Class A, 3.61% due 4/15/2022	55,362	55,543
[c]	Veros Automobile Receivables Trust, Series 2018-1 Class A, 3.63% due 5/15/2023	34,104	34,182
[b,c]	Volvo Financial Equipment Master Owner Trust, Series 2017-A Class A, 2.24% (LIBOR 1 Month + 0.50%) due 11/15/2022	100,000	100,233
			1,807,141
	Credit Card — 0.3%
[c]	Genesis Sales Finance Master Trust, Series 2019-AA Class A, 4.68% due 8/20/2023	100,000	101,788
			101,788
	Other Asset Backed — 7.5%
[c]	Avant Loans Funding Trust, Series 2019-A Class A, 3.48% due 7/15/2022	60,788	61,033
	AXIS Equipment Finance Receivables VI, LLC,
[c]	Series 2018-2A Class A2, 3.89% due 7/20/2022	131,374	133,397
[c]	Series 2019-1A Class A2, 2.63% due 6/20/2024	100,000	100,245
[c,d]	Bayview Opportunity Master Fund, Series 2017-RT3 Class A, 3.50% due 1/28/2058	61,435	61,925
[c,d]	Bayview Opportunity Master Fund IV Trust, Series 2017-RT1 Class A1, 3.00% due 3/28/2057	97,550	98,201
[c]	BCC Funding XIV, LLC, Series 2018-1A Class A2, 2.96% due 6/20/2023	44,683	44,835
[c]	BRE Grand Islander Timeshare Issuer, LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	44,975	45,005
	Consumer Loan Underlying Bond Credit Trust,
[c]	Series 2018-P2 Class A, 3.47% due 10/15/2025	35,004	35,177
[c]	Series 2018-P3 Class A, 3.82% due 1/15/2026	44,877	45,236
[c]	Series 2019-A Class A, 3.52% due 4/15/2026	62,492	62,826
[c]	Dell Equipment Finance Trust, Series 2018-1 Class A2A, 2.97% due 10/22/2020	24,283	24,315
[c]	Diamond Resorts Owner Trust, Series 2019-1A Class A, 2.89% due 2/20/2032	176,798	176,608
	Foundation Finance Trust,
[c]	Series 2017-1A Class A, 3.30% due 7/15/2033	40,099	40,302
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	113,130	114,805
	Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2014-ELL Class A1, 1.66% due 2/1/2022	2,872	2,871
	MVW Owner Trust, Series 2013-1X Class A, 2.15% due 4/22/2030	10,068	10,065
	Nationstar HECM Loan Trust,
[c,d]	Series 2018-2A Class A, 3.188% due 7/25/2028	18,339	18,353
[c,d]	Series 2019-1A Class A, 2.651% due 6/25/2029	80,245	80,279
[c]	Ocwen Master Advance Receivables Trust, Series 2019-T1 Class AT1, 2.514% due 8/15/2050	150,000	150,413
[c]	PFS Financing Corp., Series 2018-B Class A, 2.89% due 2/15/2023	100,000	100,762
	PSNH Funding, LLC 3, Series 2018-1 Class A1, 3.094% due 2/1/2026	77,816	79,371
[c]	Purchasing Power Funding, LLC, Series 2018-A Class A, 3.34% due 8/15/2022	100,000	100,246
	SCF Equipment Leasing, LLC,
[c]	Series 2017-2A Class A, 3.41% due 12/20/2023	68,516	68,563
[c]	Series 2018-1A Class A2, 3.63% due 10/20/2024	54,941	55,159
	Sierra Timeshare Receivables Funding, LLC,
[c]	Series 2015-2A Class A, 2.43% due 6/20/2032	33,064	33,051
[c]	Series 2015-3A Class A, 2.58% due 9/20/2032	13,342	13,342
	Small Business Administration, Series 2009-20E Class 1, 4.43% due 5/1/2029	46,654	48,648
	Small Business Administration Participation Certificates, Series 2005-20K Class 1, 5.36% due 11/1/2025	15,199	15,870
[c]	Sofi Consumer Loan Program, LLC, Series 2016-3 Class A, 3.05% due 12/26/2025	163,631	163,909
[c]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	41,781	41,757
	Towd Point Mortgage Trust,
[c,d]	Series 2016-5 Class A1, 2.50% due 10/25/2056	49,496	49,445
[c,d]	Series 2018-2 Class A1, 3.25% due 3/25/2058	75,805	76,932
[c,d]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	245,860	252,196
			2,405,142

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Student Loan — 4.1%
[b,c]	Earnest Student Loan Program, LLC, Series 2016-B Class A1, 3.842% (LIBOR 1 Month + 2.05%) due 2/26/2035	$203,737	$ 204,987
[c]	Navient Private Education Refi Loan Trust, Series 2019-FA A1 Class A1, 2.18% due 8/15/2068	188,946	188,978
	Navient Student Loan Trust,
[b,c]	Series 2016-6A Class A2, 2.542% (LIBOR 1 Month + 0.75%) due 3/25/2066	73,944	74,239
[c]	Series 2018-EA Class A1, 3.43% due 12/15/2059	73,422	73,998
[b,c]	Series 2019-D Class A1, 2.14% (LIBOR 1 Month + 0.40%) due 12/15/2059	152,407	152,402
	Nelnet Student Loan Trust,
[b,c]	Series 2012-2A Class A, 2.592% (LIBOR 1 Month + 0.80%) due 12/26/2033	142,319	141,881
[b,c]	Series 2016-A Class A1A, 3.542% (LIBOR 1 Month + 1.75%) due 12/26/2040	44,918	44,710
[b,c]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1, 2.342% (LIBOR 1 Month + 0.55%) due 5/25/2057	25,920	25,504
	SLM Student Loan Trust,
[b,c]	Series 2011-A Class A3, 4.24% (LIBOR 1 Month + 2.50%) due 1/15/2043	28,431	28,556
[b]	Series 2013-4 Class A, 2.342% (LIBOR 1 Month + 0.55%) due 6/25/2043	36,093	35,552
[b]	Series 2013-6 Class A3, 2.442% (LIBOR 1 Month + 0.65%) due 6/25/2055	225,220	224,795
[b,c]	SMB Private Education Loan Trust, Series 2019-B Class A1, 2.09% (LIBOR 1 Month + 0.35%) due 7/15/2026	75,482	75,471
[c]	Sofi Professional Loan Program, LLC, Series 2016-B Class A2B, 2.74% due 10/25/2032	56,655	57,018
			1,328,091
	Total Asset Backed Securities (Cost $9,565,077)		9,598,211
	Corporate Bonds — 33.3%
	Automobiles & Components — 2.4%
	Automobiles — 1.8%
[b,c]	Daimler Finance North America, LLC, 2.81% (LIBOR 3 Month + 0.90%) due 2/15/2022	150,000	151,157
[c]	Harley-Davidson Financial Services, Inc., 2.40% due 6/15/2020	144,000	144,008
[c]	Hyundai Capital America, 3.95% due 2/1/2022	70,000	71,983
[b,c]	Nissan Motor Acceptance Corp., 2.651% (LIBOR 3 Month + 0.69%) due 9/28/2022	33,000	32,929
[a]	Toyota Motor Corp., 2.157% due 7/2/2022	18,000	18,133
[b]	Toyota Motor Credit Corp., 2.567% (LIBOR 3 Month + 0.54%) due 1/8/2021	50,000	50,205
[d]	Toyota Motor Credit Corp. MTN, 2.305% due 2/13/2020	100,000	100,016
	Trading Companies & Distributors — 0.6%
[a,c]	Mitsubishi UFJ Lease & Finance Co. Ltd., 3.406% due 2/28/2022	200,000	204,298
			772,729
	Banks — 3.7%
	Banks — 3.7%
[a,b,c]	ABN AMRO Bank N.V., 2.489% (LIBOR 3 Month + 0.57%) due 8/27/2021	200,000	200,833
[b]	Goldman Sachs Bank USA, 2.15% (SOFR + 0.60%) due 5/24/2021	50,000	50,025
[a]	Lloyds Bank plc, 3.30% due 5/7/2021	200,000	203,262
[a,c]	Mizuho Bank Ltd., 2.70% due 10/20/2020	200,000	201,237
	Santander Holdings USA, Inc., 4.45% due 12/3/2021	40,000	41,581
[f]	SunTrust Bank, 3.525% (LIBOR 3 Month + 0.50%) due 10/26/2021	225,000	227,649
	Zions Bancorp N.A., 3.35% due 3/4/2022	250,000	256,526
			1,181,113
	Capital Goods — 0.3%
	Machinery — 0.3%
[b]	Wabtec Corp., 3.194% (LIBOR 3 Month + 1.30%) due 9/15/2021	100,000	100,015
			100,015
	Commercial & Professional Services — 0.3%
	Professional Services — 0.3%
	Verisk Analytics, Inc., 5.80% due 5/1/2021	100,000	104,545
			104,545
	Consumer Durables & Apparel — 0.9%
	Household Durables — 0.9%
[a,c]	Panasonic Corp., 2.536% due 7/19/2022	200,000	201,738
	Tupperware Brands Corp. (Guaranty: Dart Industries, Inc.), 4.75% due 6/1/2021	102,000	102,800
			304,538
	Diversified Financials — 3.4%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Capital Markets — 0.3%
[c]	GTP Acquisition Partners I, LLC (Guaranty: American Tower Holding Sub II, LLC), 2.35% due 6/15/2045	$100,000	$ 100,016
	Diversified Financial Services — 2.7%
	Citigroup, Inc., 2.65% due 10/26/2020	100,000	100,546
[a,b]	Deutsche Bank AG, 3.149% (LIBOR 3 Month + 1.23%) due 2/27/2023	100,000	98,005
[b]	Goldman Sachs Group, Inc., 3.094% (LIBOR 3 Month + 1.20%) due 9/15/2020	100,000	100,640
	JPMorgan Chase & Co.,
[b]	2.435% (LIBOR 3 Month + 0.55%) due 3/9/2021	42,000	42,006
[b]	3.133% (LIBOR 3 Month + 1.21%) due 10/29/2020	125,000	125,977
	Morgan Stanley,
[b]	2.372% (SOFR + 0.83%) due 6/10/2022	35,000	35,201
[b]	3.076% (LIBOR 3 Month + 1.14%) due 1/27/2020	75,000	75,057
[b]	State Street Corp., 2.804% (LIBOR 3 Month + 0.90%) due 8/18/2020	100,000	100,521
[a,b,c]	UBS Group Funding Switzerland AG, 3.766% (LIBOR 3 Month + 1.78%) due 4/14/2021	200,000	203,753
	Insurance — 0.4%
	AIG Global Funding,
[c]	2.30% due 7/1/2022	75,000	75,417
[b,c]	2.407% (LIBOR 3 Month + 0.46%) due 6/25/2021	50,000	50,188
			1,107,327
	Energy — 1.8%
	Oil, Gas & Consumable Fuels — 1.8%
	EQT Midstream Partners L.P., Series 5Y, 4.75% due 7/15/2023	60,000	60,192
[c]	Midwest Connector Capital Co., LLC, 3.625% due 4/1/2022	99,000	101,366
	Occidental Petroleum Corp.,
[b]	3.155% (LIBOR 3 Month + 1.25%) due 8/13/2021	20,000	20,106
[b]	3.36% (LIBOR 3 Month + 1.45%) due 8/15/2022	70,000	70,374
[a,c]	Sinopec Group Overseas Development 2018 Ltd., 3.75% due 9/12/2023	200,000	209,257
[c]	Texas Gas Transmission, LLC, 4.50% due 2/1/2021	129,000	131,202
			592,497
	Food & Staples Retailing — 0.3%
	Food & Staples Retailing — 0.3%
[a,c]	Alimentation Couche-Tard, Inc., 2.70% due 7/26/2022	100,000	101,099
			101,099
	Food, Beverage & Tobacco — 2.9%
	Beverages — 0.5%
	Molson Coors Brewing Co., 2.10% due 7/15/2021	150,000	150,131
	Food Products — 1.1%
[b]	Conagra Brands, Inc., 2.512% (LIBOR 3 Month + 0.50%) due 10/9/2020	100,000	100,149
[b]	General Mills, Inc., 2.541% (LIBOR 3 Month + 0.54%) due 4/16/2021	20,000	20,065
	JM Smucker Co., 2.50% due 3/15/2020	50,000	50,040
	Mead Johnson Nutrition Co. (Guaranty: Reckitt Benckiser Group plc), 3.00% due 11/15/2020	100,000	100,889
[b]	Tyson Foods, Inc., 2.457% (LIBOR 3 Month + 0.55%) due 6/2/2020	100,000	100,133
	Tobacco — 1.3%
	Altria Group, Inc. (Guaranty: Philip Morris USA, Inc.),
	2.625% due 1/14/2020	200,000	200,028
	3.49% due 2/14/2022	120,000	123,507
[b]	BAT Capital Corp., 2.499% (LIBOR 3 Month + 0.59%) due 8/14/2020	100,000	100,174
			945,116
	Healthcare Equipment & Services — 0.7%
	Health Care Providers & Services — 0.7%
	Anthem, Inc., 2.50% due 11/21/2020	75,000	75,334
	Cigna Corp., 3.40% due 9/17/2021	75,000	76,774
[b]	CVS Health Corp., 2.515% (LIBOR 3 Month + 0.63%) due 3/9/2020	4,000	4,003
	Express Scripts Holding Co., 2.60% due 11/30/2020	62,000	62,348
			218,459
	Household & Personal Products — 0.2%
	Household Products — 0.2%
	Church & Dwight Co., Inc., 2.45% due 8/1/2022	50,000	50,427
			50,427

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Insurance — 3.4%
	Insurance — 3.4%
[a]	Enstar Group Ltd., 4.50% due 3/10/2022	$ 50,000	$ 51,845
[c]	Guardian Life Global Funding, 3.40% due 4/25/2023	57,000	59,277
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	100,000	106,187
	Jackson National Life Global Funding,
[c]	2.10% due 10/25/2021	100,000	100,253
[b,c]	2.368% (LIBOR 3 Month + 0.48%) due 6/11/2021	100,000	100,371
[c]	MassMutual Global Funding II, 2.00% due 4/15/2021	200,000	200,320
[b,c]	Metropolitan Life Global Funding, 2.11% (SOFR + 0.57%) due 9/7/2020	150,000	150,287
	Reliance Standard Life Global Funding II,
[c]	2.625% due 7/22/2022	75,000	76,050
[c]	3.05% due 1/20/2021	25,000	25,269
[c]	3.85% due 9/19/2023	50,000	52,438
[a]	Willis Towers Watson plc, 5.75% due 3/15/2021	170,000	177,196
			1,099,493
	Materials — 0.4%
	Chemicals — 0.4%
[b,c]	Albemarle Corp., 2.941% (LIBOR 3 Month + 1.05%) due 11/15/2022	28,000	28,052
[b,c]	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co., L.P., 2.659% (LIBOR 3 Month + 0.75%) due 5/1/2020	100,000	100,189
			128,241
	Media & Entertainment — 0.5%
	Media — 0.5%
[c]	Cox Communications, Inc., 3.25% due 12/15/2022	160,000	164,594
			164,594
	Pharmaceuticals, Biotechnology & Life Sciences — 0.7%
	Pharmaceuticals — 0.7%
[a,b]	AstraZeneca plc, 2.569% (LIBOR 3 Month + 0.67%) due 8/17/2023	65,000	65,156
	Bristol-Myers Squibb Co.,
[c]	2.75% due 2/15/2023	100,000	101,918
[c]	3.25% due 2/20/2023	44,000	45,572
[a]	Shire Acquisitions Investments Ireland DAC, 2.40% due 9/23/2021	22,000	22,125
			234,771
	Real Estate — 0.9%
	Equity Real Estate Investment Trusts — 0.9%
	SBA Tower Trust,
[c]	2.836% due 1/15/2025	100,000	101,019
[c]	3.156% due 10/10/2045	200,000	200,201
			301,220
	Retailing — 0.5%
	Multiline Retail — 0.5%
[b]	Dollar Tree, Inc., 2.702% (LIBOR 3 Month + 0.70%) due 4/17/2020	175,000	175,033
			175,033
	Semiconductors & Semiconductor Equipment — 0.4%
	Semiconductors & Semiconductor Equipment — 0.4%
	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375% due 1/15/2020	125,000	125,006
			125,006
	Software & Services — 0.5%
	Software — 0.5%
	Autodesk, Inc., 3.125% due 6/15/2020	100,000	100,322
	VMware, Inc., 2.30% due 8/21/2020	50,000	50,071
			150,393
	Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 0.5%
	AT&T, Inc.,
	2.45% due 6/30/2020	100,000	100,340
[b]	2.891% (LIBOR 3 Month + 0.93%) due 6/30/2020	50,000	50,178

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Media — 0.3%
[b,c]	NBCUniversal Enterprise, Inc., 2.309% (LIBOR 3 Month + 0.40%) due 4/1/2021	$100,000	$ 100,250
	Wireless Telecommunication Services — 1.9%
	Sprint Communications, Inc., 9.25% due 4/15/2022	400,000	457,000
[a]	Vodafone Group plc, 2.50% due 9/26/2022	160,000	162,747
			870,515
	Transportation — 0.4%
	Road & Rail — 0.4%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.,
[c]	3.20% due 7/15/2020	100,000	100,429
[c]	3.65% due 7/29/2021	35,000	35,808
			136,237
	Utilities — 6.0%
	Electric Utilities — 5.8%
[c]	Alliant Energy Finance, LLC, 3.75% due 6/15/2023	100,000	104,393
	CenterPoint Energy, Inc., 3.60% due 11/1/2021	150,000	153,930
[b]	Consolidated Edison Co. of New York, Inc., Series C, 2.347% (LIBOR 3 Month + 0.40%) due 6/25/2021	100,000	100,270
	Duke Energy Florida Project Finance, LLC, Series 2018, 1.196% due 3/1/2022	17,346	17,348
[b]	Duke Energy Florida, LLC, Series A, 2.167% (LIBOR 3 Month + 0.25%) due 11/26/2021	165,000	165,107
[a,c]	Electricite de France S.A., 4.60% due 1/27/2020	25,000	25,042
[a,c]	Enel Finance International N.V., 4.25% due 9/14/2023	200,000	211,777
	Evergy, Inc., 2.45% due 9/15/2024	30,000	30,178
	Exelon Corp., 2.85% due 6/15/2020	50,000	50,115
[b]	Mississippi Power Co., 2.597% (LIBOR 3 Month + 0.65%) due 3/27/2020	183,000	183,068
	NextEra Energy Capital Holdings, Inc., 2.403% due 9/1/2021	150,000	151,082
	PNM Resources, Inc., 3.25% due 3/9/2021	100,000	101,171
	Public Service Enterprise Group, 2.65% due 11/15/2022	50,000	50,755
	SCANA Corp. MTN, 4.125% due 2/1/2022	22,000	22,609
[b,c]	Southern Power Co., 2.458% (LIBOR 3 Month + 0.55%) due 12/20/2020	115,000	115,028
	Tampa Electric Co., 2.60% due 9/15/2022	185,000	187,734
	Virginia Electric & Power Co., 2.95% due 1/15/2022	100,000	101,749
	WEC Energy Group, Inc., 3.375% due 6/15/2021	100,000	102,031
	Gas Utilities — 0.2%
[b]	WGL Holdings, Inc., 2.437% (LIBOR 3 Month + 0.55%) due 3/12/2020	58,000	57,973
			1,931,360
	Total Corporate Bonds (Cost $10,648,467)		10,794,728
	Municipal Bonds — 1.3%
	Colorado Educational & Cultural Facilities Authority,
	Series B Class B,
	2.244% due 3/1/2021	50,000	50,256
	2.474% due 3/1/2022	50,000	50,567
	Los Angeles County Public Works Financing Authority, 5.591% due 8/1/2020	100,000	102,156
	New Jersey Transportation Trust Fund Authority,
	2.551% due 6/15/2023	30,000	30,090
	2.631% due 6/15/2024	25,000	25,081
	New York State Urban Development Corp., Series D-1, 2.55% due 3/15/2022	120,000	121,993
	State of Connecticut GO,
	Series A,
	3.471% due 9/15/2022	20,000	20,709
	4.00% due 9/15/2021	20,000	20,649
	Total Municipal Bonds (Cost $417,277)		421,501
	Short-Term Investments — 12.8%
[g]	Thornburg Capital Management Fund	416,005	4,160,051
	Total Short-Term Investments (Cost $4,160,051)		4,160,051
	Total Investments — 99.7% (Cost $32,034,632)		$32,291,347
	Other Assets Less Liabilities — 0.3%		93,571

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	December 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Net Assets — 100.0%		$32,384,918

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2019.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2019, the aggregate value of these securities in the Fund’s portfolio was $16,043,846, representing 49.54% of the Fund’s net assets.
d	Variable rate coupon, rate shown as of December 31, 2019
e	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2019.
f	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.
g	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO	Collateralized Mortgage Obligation
GO	General Obligation
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
MTN	Medium-Term Note
SOFR	Secured Overnight Financing Rate

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Low Duration Income Fund	December 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Low Duration Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	December 31, 2019 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.